Other reserves (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Reserve [Member]
Other reserves
Threshold percentage of share capital reserves to total share capital after which appropriation is optional	10.00%
Reserve resulting from lapsing of options			¥ 27,515,000
Statutory Reserve [Member]
Other reserves
Threshold percentage of share capital reserves to total share capital after which appropriation is optional	50.00%
Other Reserve [Member]
Other reserves
Share-based compensation expenses		¥ 4,226,000